Intangible assets, net - Schedule of Estimated Amortization Expenses (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Intangible assets, net
2026	¥ 38,699
2027	35,763
2028	26,563
2029	7,743
2030	¥ 6,006